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                                    Schroder
                                 Micro Cap Fund







                               SEMI-ANNUAL REPORT
                               November 30, 1997
                                  (Unaudited)





                             Schroder Capital Funds
                                   (Delaware)

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SCHRODER MICRO CAP FUND
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Two Portland Square, Portland Maine 04101
General Information        (207) 879-6200
Account Information        (800) 344-8332
Fund Literature            (800) 290-9826
Fax                        (207) 879-6050


INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital appreciation. It seeks to achieve its objective by investing at least 65% of its total assets in equity securities of U.S. domiciled micro cap companies. A micro cap company is a company with, at the time of initial purchase, a market capitalization in the bottom one third of companies in the Russell 2000(R) Growth Index (measured by capitalization); in addition, any company with a market capitalization of $300 million or less is considered a micro cap company.

INVESTMENT ADVISER
Schroder Capital Management International Inc. (the "Investment Adviser") is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the "Schroder Group") that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide. As of September 30, 1997, the Schroder Group had over $175 billion in assets under management. At the same date, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $28 billion under management.



                                                             January 15, 1998

Dear Shareholder:

The first six weeks of your Fund's operations were a very challenging period in the market. During this time, turmoil in Asia had spread to the U.S. and market volatility increased significantly. On October 27, 1997, less than two weeks after the Fund was launched, the U.S. equity market experienced its sharpest one day decline in several years, with the Dow Jones Industrial Average declining by over 550 points. Despite the market decline, management is pleased to report that the Fund performed well during the reporting period (October 15, 1997 - November 30, 1997), rising by 3.74%, compared with a 6.96% decline for the Russell 2000(R) Index and a 0.85% decline for the S&P 500(R) Index.

Fund Management follows a growth at a reasonable price approach to investing. As a result, the Fund is invested in companies that management believes have revenues and cash flow as well as earnings and cash flow growth prospects that are not yet fully reflected in the share price. This approach benefitted the Fund during the volatile time in the market, as these stocks performed better than those with great prospects but little in the way of current revenues or earnings. Given the very large number of public companies in the micro cap universe, management believes that this investment approach will continue to bear fruit in the long-term.

Thank you for your interest in the Schroder Micro Cap Fund.


Sincerely,



Mark J. Smith
President

                                       2
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MANAGEMENT DISCUSSION AND ANALYSIS (AS OF NOVEMBER 30, 1997)

Management acted cautiously when making the Fund's initial investments by maintaining the discipline of investing in underfollowed and unappreciated companies that offer the potential of superior earnings growth. Management believes very strongly in balancing risk and return and liquidity and return and, thus, tends to avoid many of the "high flyers" and institutional favorites. Instead, the focus is on companies trading at more reasonable valuations. Indeed, many of the companies that were added to the Fund have little or no Wall Street coverage, and most are trading at attractive valuations, relative to their earnings growth prospects and to the valuations of their better known peers. In all, the Fund is now 72.7% invested, divided across a wide variety of industries.


Looking forward, management continues to search for companies that can grow their earnings independently of the economic cycle. We believe that many smaller companies offer more attractive investment opportunities than larger companies based on valuation and growth rates. Furthermore, because smaller companies tend to serve the domestic market, they should be less affected by the recent weakness in Southeast Asia than larger companies. The U.S. continues to have a very entreprenurial economy and, thus, provides a continually growing supply of attractive investment opportunities. In the future, the Fund's management will remain focused on individual stock selection and will seek to concentrate on underfollowed and misunderstood companies that can offer the potential of superior earnings growth.



THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF THE DATES SPECIFIED AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.


                                       3

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 SCHRODER MICRO CAP FUND
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                PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 1997

           TOP TEN HOLDINGS                                     INVESTMENT BY INDUSTRY

SECURITY                   % OF NET ASSETS            INDUSTRY                  % OF NET ASSETS
------------------------------------------            ------------------------------------------
Allied Capital Advisors Inc.         4.49%            Consumer Cyclicals                 20.05%
Tuesday Morning Corp.                3.93%            Financial                          16.38%
Priority Healthcare Corp.            3.58%            Technology                         10.70%
White Cap Industries Inc.            3.43%            Health Care                         9.20%
Pillowtex Corp.                      3.42%            Capital Equipment                   5.63%
Fred's Inc.                          3.36%            Energy                              3.23%
Baldwin Technology Co. Inc.          3.18%            Transportation/Services/Misc.       2.83%
Young Innovations Inc.               3.09%            Basic Materials                     2.47%
Innovative Valve Technologies Inc.   2.83%            Capital Goods/Construction          2.21%
PAULA Financial                      2.78%            Cash & Other Net Assets            27.30%
                                    -------                                             -------
Total                               34.09%            Total                             100.00%
                                    ======                                              ========

                                       4
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SCHRODER MICRO CAP FUND
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SCHEDULE OF INVESTMENTS
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                                  COMMON STOCK - 72.7%
                   SHARES                                                                                  VALUE US$
                   ------                                                                                  ---------
                                  BASIC MATERIALS - 2.5%
                       16,400     Bayou Steel Corp. (a)                                                           $ 59,450
                                                                                                      ---------------------

                                  CAPITAL EQUIPMENT - 5.6%
                        1,500     Lufkin Industries Inc.                                                            52,875
                        4,300     White Cap Industries Inc. (a)                                                     82,506
                                                                                                      ---------------------
                                                                                                                   135,381
                                                                                                      ---------------------

                                  CAPITAL GOODS/
                                      CONSTRUCTION - 2.2%
                        3,800     Group Maintenance America Corp. (a)                                               53,200
                                                                                                      ---------------------

                                  CONSUMER CYCLICALS - 20.1%
                        4,800     Cato Corp.                                                                        44,400
                        1,000     Cost Plus Inc. (a)                                                                33,125
                        3,300     Fred's Inc.                                                                       80,850
                        7,000     Musicland Stores Corp. (a)                                                        38,063
                        3,600     O'Charleys Inc. (a)                                                               64,800
                        3,100     Pillowtex Corp.                                                                   82,150
                        3,200     PJ America Inc. (a)                                                               44,000
                        3,800     Tuesday Morning Corp. (a)                                                         94,525
                                                                                                      ---------------------
                                                                                                                   481,913
                                                                                                      ---------------------

                                  ENERGY - 3.2%
                        3,700     Coho Energy Inc. (a)                                                              37,694
                        2,400     Domain Energy Corp. (a)                                                           39,900
                                                                                                      ---------------------
                                                                                                                    77,594
                                                                                                      ---------------------

                                  FINANCIAL - 16.4%
                       18,000     Allied Capital Advisors Inc. (a)                                                 108,000
                          800     Cenit Bancorp Inc.                                                                54,400
                        1,800     Duff & Phelps Credit Rating Co.                                                   64,688
                          800     Harbor Florida Bancorp Inc.                                                       52,000
                        3,000     PAULA Financial (a)                                                               66,750
                        1,000     Resource America Inc.                                                             48,000
                                                                                                      ---------------------
                                                                                                                   393,838
                                                                                                      ---------------------

                                  HEALTH CARE - 9.2%
                        2,500     ChiRex Inc. (a)                                                                   60,938
                        5,500     Priority Healthcare Corp. (a)                                                     85,938





                                        5

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SCHRODER MICRO CAP FUND
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SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                   SHARES                                                                                  VALUE US$
                   ------                                                                                  ---------
                                  HEALTH CARE (CONCLUDED)
                        5,000     Young Innovations Inc. (a)                                                        74,375
                                                                                                      ---------------------
                                                                                                                   221,251
                                                                                                      ---------------------

                                  TECHNOLOGY - 10.7%
                       15,300     Baldwin Technology Co. Inc. (a)                                                 $ 76,500
                        4,000     International Manufacturing Services Inc. (a)                                     40,500
                        3,600     MAPICS Inc. (a)                                                                   40,050
                        3,000     OYO Geospace Corp. (a)                                                            47,810
                        2,000     Pomeroy Computer Resources Inc. (a)                                               50,000
                                                                                                      ---------------------
                                                                                                                   254,860
                                                                                                      ---------------------

                                  TRANSPORTATION/SERVICES/MISCELLANEOUS - 2.8%

                        4,000     Innovative Valve Technologies Inc. (a)                                            68,000
                                                                                                      ---------------------

                                  Total Common Stock (cost $1,711,537)                                           1,745,487
                                                                                                      ---------------------

                    PAR
                    ---
                                  REPURCHASE AGREEMENTS - 11.9%
                      287,000     Chase Securities, Inc., 5.63%, 12/1/97, to be repurchased at
                                  $287,135.  Collateralized by Par $275,000 U.S. Treasury
                                  Notes, 7.75%, 12/31/99 (cost $287,000)                                           287,000
                                                                                                      ---------------------

                                  U.S. TREASURY OBLIGATIONS - 16.6%

                                  U.S. TREASURY BILLS - 16.6%
                      400,000     4.69%, 12/4/97 (cost $399,846)                                                   399,846
                                                                                                      ---------------------

                                  Total Investments - 101.2% (cost $2,398,383)                                   2,432,333
                                                                                                      ---------------------

                                  Other Assets Less Liabilities - (1.2)%                                           (28,548)
                                                                                                      ---------------------
                                  Total Net Assets - 100.0%                                                    $ 2,403,785
                                                                                                      =====================

------------------

(a) Non-income producing security.






    The accompanying notes are an integral part of the financial statements.
                                        6
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STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)


ASSETS:
      Investments (Note 2):
         Investments at cost                                                             $ 2,111,383
         Repurchase agreement at cost                                                        287,000
         Net unrealized appreciation (depreciation)                                           33,950
                                                                               ----------------------
                             Total Investments at value                                    2,432,333

      Cash                                                                                       662
      Receivable for investments sold                                                         36,749
      Receivable from administrator (Note 3)                                                   3,492
      Interest and dividend receivables                                                          994
      Organization costs, net of amortization (Note 2)                                         5,895
                                                                               ----------------------

                               Total Assets                                                2,480,125
                                                                               ----------------------

LIABILITIES:
      Payable for investments purchased                                                       63,333
      Payable to subadministrator (Note 3)                                                       194
      Accrued expenses                                                                        12,813
                                                                               ----------------------

                               Total Liabilities                                              76,340
                                                                               ----------------------

                                  NET ASSETS                                             $ 2,403,785
                                                                               ======================


COMPONENTS OF NET ASSETS:
      Paid-in capital                                                                    $ 2,320,020
      Undistributed net investment income (loss)                                               1,819
      Accumulated net realized gain (loss)                                                    47,996
      Net unrealized appreciation (depreciation) on investments                               33,950
                                                                               ----------------------

                                  NET ASSETS                                             $ 2,403,785
                                                                               ======================

SHARES OF BENEFICIAL INTEREST                                                                231,702

NET ASSET VALUE OFFERING AND
      REDEMPTION PRICE PER SHARE
      (NET ASSETS / SHARES OF BENEFICIAL INTEREST)                                           $ 10.37



    The accompanying notes are an integral part of the financial statements.
                                       7

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STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 15, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH NOVEMBER 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
      Interest income                                                                     6,873
      Dividend income                                                                     $ 911
                                                                           ---------------------
                               Total Investment Income                                    7,784
                                                                           ---------------------

EXPENSES:
      Investment advisory (Note 3)                                                        3,733
      Administration (Note 3)                                                               747
      Subadministration (Note 3)                                                            299
      Transfer agency (Note 3)                                                            1,569
      Accounting (Note 3)                                                                 4,645
      Audit                                                                               1,344
      Amortization of organization costs (Note 2)                                           105
      Registration                                                                       21,466
      Miscellaneous                                                                         206
                                                                           ---------------------
                               Total Expenses                                            34,114
      Fees waived and expenses reimbursed (Note 5)                                      (28,149)
                                                                           ---------------------
                               Net Expenses                                               5,965
                                                                           ---------------------

NET INVESTMENT INCOME (LOSS)                                                              1,819
                                                                           ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)  ON
      INVESTMENTS:
      Net realized gain (loss) on investments sold                                       47,996
      Net change in unrealized appreciation (depreciation) on
         investments                                                                     33,950
                                                                           ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS                                                                        81,946
                                                                           ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                                                  $ 83,765
                                                                           =====================




    The accompanying notes are an integral part of the financial statements.
                                       8
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STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 15, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH NOVEMBER 30, 1997 (UNAUDITED)




NET ASSETS, BEGINNING OF PERIOD                                                             $ -
                                                                           ----------------------

OPERATIONS:
    Net investment income (loss)                                                           1,819
    Net realized gain (loss) on investments sold                                          47,996
    Net change in unrealized appreciation (depreciation) on investments                   33,950
                                                                           ----------------------
    Net increase (decrease) in net assets resulting from operations                       83,765
                                                                           ----------------------


CAPITAL SHARE TRANSACTIONS:
    Sale of shares                                                                     2,320,020
                                                                           ----------------------
    Net increase (decrease) from capital share transactions                            2,320,020
                                                                           ----------------------

    Net increase (decrease) in net assets                                              2,403,785
                                                                           ----------------------

NET ASSETS, END OF PERIOD (INCLUDING LINE A)                                         $ 2,403,785
                                                                           ======================

(A)  Accumulated undistributed net investment income (loss)                              $ 1,819
                                                                           ======================

SHARE TRANSACTIONS
    Sale of shares                                                                       231,702
                                                                           ----------------------
    Net increase (decrease) in shares                                                    231,702
                                                                           ======================



    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS - INVESTOR SHARES

Selected per share data and ratios for an Investor share outstanding throughout the period:

                                                                                                           Period Ended
                                                                                                       November 30, 1997 (a)
                                                                                                            (Unaudited)
                                                                                                     --------------------------

Net Asset Value, Beginning of Period                                                                                    $10.00
                                                                                                     --------------------------
Investment Operations
     Net Investment Income (Loss)                                                                                         0.01
     Net Realized and Unrealized Gain (Loss) on Investments                                                               0.36
                                                                                                     --------------------------
Total from Investment Operations                                                                                          0.37
                                                                                                     --------------------------
Net Asset Value, End of Period                                                                                          $10.37
                                                                                                     ==========================

Total Return (b)                                                                                                          3.70%(c)

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                                                              $2,471
Ratios to Average Net Assets:
    Expenses including reimbursement/waiver of fees                                                                       2.00%(d)
    Expenses excluding reimbursement/waiver of fees                                                                      11.42%(d)
    Net investment income (loss) including reimbursement/waiver of fees                                                   0.07%(d)
Average Commission Rate Per Share (e)                                                                                    $0.0595
Portfolio Turnover Rate                                                                                                  32.64%


----------------------------------------------


(a)  The Fund commenced  operations on October 15, 1997.
(b) Total returns would have been lower had certain expenses not been reduced during the period shown (see Note 5).
(c)  Not annualized.
(d)  Annualized
(e) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.


    The accompanying notes are an integral part of the financial statements.

SCHRODER MICRO CAP FUND
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1.  ORGANIZATION

Schroder Capital Funds (Delaware) (the "Trust") was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight investment portfolios. Included in this report is the Schroder Micro Cap Fund (the "Fund"), a diversified portfolio that commenced operations on October 15, 1997. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares of interest without par value.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION - Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost which approximates market value. Prices used for valuations may be provided by independent pricing services. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Fund may have difficulties with the disposition of any securities held as collateral.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting practices. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

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SCHRODER MICRO CAP FUND
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NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

FEDERAL TAXES - The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax.
Therefore, no federal income or excise tax provision is required.

EXPENSE  ALLOCATION  -  The  Trust  accounts   separately  for  the  assets  and
liabilities and operation of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REALIZED GAIN AND LOSS - Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost for both financial statement and federal income tax purposes.

ORGANIZATIONAL COSTS - Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight line basis over a five year period.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - Schroder Capital Management International Inc. ("SCMI") is the investment adviser. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 1.25% of the average daily net assets of the Fund

ADMINISTRATIVE SERVICES - The Trust has entered into an administrative agreement with Schroder Advisors and a subadministration agreement with Forum Administrative Services, LLC ("Forum"). Under these agreements, Schroder Advisors and Forum are entitled to receive compensation at an annual rate of 0.25% and 0.10%, respectively, of the average daily net assets of the Fund

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Financial Corp.(R) ("FFC"). The transfer agent is paid a transfer agent fee in the amount of $12,000 per year, plus certain other fees and expenses.

OTHER SERVICE PROVIDERS - FFC is the Fund's fund accountant. For its services to the Fund, FFC is entitled to receive from the Trust a fee of $36,000 per year plus certain additional charges.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the period ended November 30, 1997, aggregated $2,199,828 and $536,297, respectively.

For federal income tax purposes, the tax basis of investment securities owned as of November 30, 1997 was $2,398,383 and the net unrealized appreciation of investment securities was $33,950. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $111,924 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $77,974.

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SCHRODER MICRO CAP FUND
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NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)

NOTE 5.  WAIVER OF FEES

SCMI voluntarily has waived a portion of its fee and has assumed certain expenses of the Fund so that its total expenses would not exceed 2.00% of the average daily net assests of the Fund on an annual basis. The expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the Act) of the Trust. Forum and FFC may waive voluntarily all or a portion of their fees, from time to time. For the six weeks ended November 30, 1997, SCMI waived fees of $4,480, and reimbursed fees of $23,669.

---------------------
SUPPLEMENTARY INFORMATION (UNAUDITED)
A meeting of the Shareholders of the Schroder Capital Funds (Deleware) was held on December 9, 1997 at the offices of the Investment Advisor (SCMI), 787 Seventh Avenue, New York, New York.

         PROXY VOTE

         The proxy had one proposal of which the following relate to the fund in this report.

         PROPOSAL 1.  Election of Trustees. (For Shareholders of all Funds)

         Each nominee was elected by shareholders. The vote is listed below.

                                                                                     % of Trust
                                                         For                            Voted
                                                       -------                       ------------
         Hon. David N. Dinkins                       14,626,220                         42.12%

         Mr. Peter S. Knight                         14,626,220                         42.12%

         Ms. Sharon L. Haugh                         14,626,220                         42.12%

         The Trustees have approved a change in the calculation of fees payable to the Trustees of the Trust effective November 1, 1997. Fees will be calculated and payable as follows: Trustees will receive an annual retainer of $11,000 for their services as Trustees of all open end investment companies distributed by Schroder Fund Advisors Inc., and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of the investment companies will receive an additional $1,000 per year. Payment of the annual retainer will be allocated among the various investment companies based on their relative net assets. Payment of meeting fees will be allocated only among those investment companies to which the meeting relates.

TRUSTEES
Hermann C. Schwab
Peter E. Guernsey
John I. Howell
Clarence F. Michalis
Mark J. Smith
David N. Dinkins
Sharon L. Haugh
Peter S. Knight

OFFICERS
Hermann C. Schwab
         Chairman of the Board
Mark J. Smith
         President
Mark Astley
         Vice President
Robert G. Davy
         Vice President
Margaret H. Douglas-Hamilton
         Vice President
Richard Foulkes
         Vice President
John Y. Keffer
         Vice President
Jane Lucas
         Vice President
Catherine A. Mazza
         Vice President
Michael Perelstein
         Vice President
Fariba Talebi
         Vice President
John A. Troiano
         Vice President
Ira L. Unschuld
         Vice President
Alexandra Poe
         Vice President
         Secretary
Fergal Cassidy
         Treasurer


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INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

CUSTODIAN
The Chase Manhattan Bank, N.A.
Chase MetroTech Center
Brooklyn, New York 11245

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Financial Corp.
P.O.Box 446
Portland, Maine 04112

COUNSEL
Ropes & Gray
One International Place
Boston, Massachusettes 02110

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109




This report is for the information of the shareholders of the Schroder Micro Cap Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.